Angel Oak Mortgage Trust 2020-3 ABS-15G

Exhibit 99.23

XXXX
Seller:

Deal ID:

Total Loan Count: 1
Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
202003140	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX.

Response 1 (12/24/2019 9:44AM)
The provided explanation is insufficient to cure the finding. If curing the violation, please provide last revised LE. The Cash to Close on the CCTC table on page 3 of the CD issued on XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX (Upheld)

Response 2 (12/30/2019 9:09AM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID CD - Closing Information/Closing Date-

The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(3)(ii).

Response 1 (12/24/2019 9:50AM)
The provided explanation is insufficient to cure the finding. If curing the violation, please provide revised PCCD, LOE to consumer and proof of delivery. Per the executed Deed of Trust, closing date is XXXX The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(3)(ii). (Upheld)

Response 2 (12/30/2019 9:10AM)
						The documentation provided is sufficient to clear the defect. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 15% of original appraisal amount- Value is supported within 15% of original appraisal amount. The appraised value was supported within 15% and all applicable appraisal guidelines were satisfied. CU score of 2.2 verified in file and required Desk Review provided supports value.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Seller:

Deal ID:

Total Loan Count: 1
Loan Number	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
202003140	1 of 4	XXXX	XXXX	Compliance	TRID CD - Calculating Cash to Close LE column	22072873	The Cash to Close on the CCTC table on page 3 of the CD issued on XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX	Resolved	Rebuttal 1 (12/24/2019 9:16AM) The LE issued on XXXX was our initial LE sent out with initial disclosures and we di not have the deposit amount of XXXX included. Therefore, there is a difference in the cash to close on the CCTC when compared to the CD. Rebuttal 2 (12/30/2019 9:08AM) Documents provided.	Response 1 (12/24/2019 9:44AM) The provided explanation is insufficient to cure the finding. If curing the violation, please provide last revised LE. The Cash to Close on the CCTC table on page 3 of the CD issued on XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX (Upheld) Response 2 (12/30/2019 9:09AM) The documentation provided is sufficient to clear the defect. (Resolved)		2	1	2	1
202003140	2 of 4	XXXX	XXXX	Compliance	TRID CD - Closing Information/Closing Date	22072941	The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(3)(ii).	Resolved	Rebuttal 1 (12/24/2019 9:19AM) The CD issued on XXXX with loan docs has a closing date of XXXX as we were expecting to close on the same day. Rebuttal 2 (12/30/2019 9:08AM) Documents provided.	Response 1 (12/24/2019 9:50AM) The provided explanation is insufficient to cure the finding. If curing the violation, please provide revised PCCD, LOE to consumer and proof of delivery. Per the executed Deed of Trust, closing date is XXXX The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(3)(ii). (Upheld) Response 2 (12/30/2019 9:10AM) The documentation provided is sufficient to clear the defect. (Resolved)		2	1	2	1
202003140	3 of 4	XXXX	XXXX	Credit	The loan meets all applicable credit guidelines	22072691	The loan meets all applicable credit guidelines.					1	1	2	1
202003140	4 of 4	XXXX	XXXX	Valuation	Value is supported within 15% of original appraisal amount	22072644	Value is supported within 15% of original appraisal amount. The appraised value was supported within 15% and all applicable appraisal guidelines were satisfied. CU score of 2.2 verified in file and required Desk Review provided supports value.					1	1	2	1